INCOME TAX	12 Months Ended
Dec. 31, 2023
INCOME TAX
INCOME TAX

NOTE 8 — INCOME TAX

The Company’s net deferred tax assets (liability) at December 31, 2023 and 2022 are as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets (liability)
Startup/Organization Expenses	$549,352	$347,666
Total deferred tax assets (liability)	549,352	347,666
Valuation Allowance	(549,352)	(347,666)
Deferred tax assets (liability)	$—	$—

The income tax provision for the years ended December 31, 2023 and 2022 consists of the following:

	December 31,	December 31,
	2023	2022
Federal
Current	$72,824	$250,739
Deferred	(201,686)	(345,278)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	201,686	345,278
Income tax provision	$72,824	$250,739

As of December 31, 2023 and 2022, the Company had $0 of U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely.

In assessing the realization of the deferred tax assets (liability), management considers whether it is more likely than not that some portion of all of the deferred tax assets (liability) will not be realized. The ultimate realization of deferred tax assets (liability) is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets (liability), projected future taxable income, and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023, the change in the valuation allowance was $201,686. For the year ended December 31, 2022, the change in the valuation allowance was $345,278. During the years ended December 31, 2023 and 2022, the Company had tax penalties regarding Delaware Franchise Tax for $250 and $0, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of forward purchase agreement	(5.13)%	0.0%
Transaction costs allocated to warrants	(2.46)%	0.0%
Change in fair value of over-allotment option liability	0.0%	0.0%
Fines and penalties	(0.01)%	0.0%
Valuation allowance	(20.97)%	(76.5)%
Income tax provision	(7.57)%	(55.5)%

The Company files income tax returns in the U.S. (including California and Oklahoma) and is subject to examination by the various taxing authorities since inception.